Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Capital stock	Deficit	Accumulated other comprehensive (loss) income		Other		Total equity attributable to shareholders	Non-controlling interests
Beginning balance, shares at Dec. 31, 2020		1,778,190
Beginning balance at Dec. 31, 2020	$ 31,710	$ 29,236	$ (7,949)	$ 14	[1]	$ 2,040	[2]	$ 23,341	$ 8,369
Net income	3,288	0	2,022	0		0		2,022	1,266
Total other comprehensive income	(37)	0	0	(37)	[1]	0		(37)	0
Total comprehensive income	3,251	$ 0	2,022	(37)	[1]	0		1,985	1,266
Transactions with owners
Issued on exercise of stock options, shares		50
Dividend reinvestment plan, shares		192
Number of share options exercised in share-based payment arrangement		899
Total transactions with owners, shares		1,141
Dividends (note 31)	(634)	$ 0	(634)	0		0		(634)	0
Return of capital (note 31)	(750)	(750)	0	0		0	[2]	(750)	0
Increase (decrease) through acquisition of subsidiary, equity	(171)	0	0	0		(85)	[2]	(85)	(86)
Issued on exercise of stock options, capital stock	0	0	0	0		0		0	0
Funding from non-controlling interests (note 32)	12	0	0	0		0		0	12
Disbursements to non-controlling interests (note 32)	(1,111)	0	0	0		0		0	(1,111)
Dividend reinvestment plan (note 31)	0	5	(5)	0		0		0	0
Share-based payments	0	6	0	0		(6)	[2]	0	0
Total transactions with owners	(2,654)	$ (739)	(639)	0		(91)	[2]	(1,469)	(1,185)
Ending balance, shares at Dec. 31, 2021		1,779,331
Ending balance at Dec. 31, 2021	32,307	$ 28,497	(6,566)	(23)	[1]	1,949	[2]	23,857	8,450
Net income	1,017	0	432	0		0		432	585
Total other comprehensive income	49	0	0	49	[1]	0		49	0
Total comprehensive income	1,066	$ 0	432	49	[1]	0		481	585
Transactions with owners
Dividend reinvestment plan, shares		269
Increase (decrease) through share repurchase program, shares		(24,250)
Total transactions with owners, shares		(23,981)
Dividends (note 31)	(1,143)	$ 0	(1,143)	0		0		(1,143)	0
Increase (decrease) through acquisition of subsidiary, equity	329	0	0	0		0	[2]	0
Disbursements to non-controlling interests (note 32)	(846)	0	0	0		0		0	(846)
Dividend reinvestment plan (note 31)	0	5	(5)	0		0		0	0
Share buyback program (note 31)	(424)	(388)	0	0		(36)	[2]	(424)	0
Total transactions with owners	(2,084)	$ (383)	(1,148)	0		(36)	[2]	(1,567)	(517)
Ending balance, shares at Dec. 31, 2022		1,755,350
Ending balance at Dec. 31, 2022	$ 31,289	$ 28,114	$ (7,282)	$ 26	[1]	$ 1,913	[2]	$ 22,771	$ 8,518

[1]	Includes cumulative translation adjustments as at December 31, 2022: $93 million loss (December 31, 2021: $94 million loss).
[2]	Includes additional paid-in capital as at December 31, 2022: $1,875 million (December 31, 2021: $1,911 million).